Segments Results	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segments Results
NOTE 13.	SEGMENT RESULTS

Effective January 1, 2021, pursuant to the Wellington Lease Termination, as a portfolio stabilization measure the Company commenced operating the previously subleased Tara Facility. Accordingly, the Company now has two primary reporting segments; (i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Tara Facility, a skilled nursing facility.

The Company reports segment information based on the “management approach” defined in ASC 280, Segment Reporting. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of our reportable segments.

The table below presents the results of operations for our reporting segments for the periods presented.

	Three Months Ended March 31,
	2021	2021	2021	2020
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services
Revenues:
Patient care revenues	$—	$2,690	$2,690	$—
Rental revenues	4,081	—	4,081	4,297
Management fees	248	—	248	244
Other revenues	62	—	62	7
Total revenues	4,391	2,690	7,081	4,548
Expenses:
Patient care expense	—	2,203	2,203	—
Facility rent expense	1,342	298	1,640	1,640
Cost of management fees	165	—	165	151
Depreciation and amortization	648	2	650	776
General and administrative expense	899	137	1,036	877
Doubtful accounts expense (recovery)	—	40	40	(2)
Other operating expenses	232	—	232	224
Total expenses	3,286	2,680	5,966	3,666
Income from operations	1,105	10	1,115	882
Other expense :
Interest expense, net	681	6	687	715
Other expense, net	394	—	394	144
Total other expense, net	1,075	6	1,081	859
Income from continuing operations before income taxes	30	4	34	23
Income from continuing operations	30	4	34	23
Loss from discontinued operations, net of tax	(13)	—	(13)	(37)
Net Income (loss)	$17	$4	$21	$(14)

Total assets for the Real Estate Services segment and Healthcare Services segment were $107.5 million and $1.5 million, respectively, as of March 31, 2021.